Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares available for issuance
Number of shares available for issuance, beginning		12,495,000	15,104,000	17,293,000
Addition (in shares)		0	0	0
Granted (in shares)		(5,752,000)	(3,040,000)	(2,411,000)
Cancelled/expired/forfeited (in shares)		692,000	431,000	222,000
Number of shares available for issuance, ending		7,435,000	12,495,000	15,104,000	17,293,000
Aggregate Intrinsic Value
Total intrinsic value of options exercised		$ 4,000	$ 500	$ 4,200
Fair value per ordinary share (in dollars per share)		$ 30.98	$ 40.99
Cash received from the exercise of stock option		$ 1,313	$ 122	$ 275
Unrecognized compensation cost		275,700	139,600
Unrecognized compensation cost		$ 3,200	$ 5,400
Expected weighted-average recognition period for unrecognized compensation cost		2 years 8 months 12 days
2014 Plan
Number of shares available for issuance
Addition (in shares)	1,000,000.0
Options
Number of shares available for issuance
Granted (in shares)		0	482,000	0
Options Outstanding
Outstanding at the beginning of the year (in shares)		551,000	89,000	184,000
Granted (in shares)		0	482,000	0
Exercised (in shares)		(105,000)	(16,000)	(95,000)
Cancelled/expired/forfeited (in shares)		(59,000)	(4,000)	0
Outstanding at the end of the year (in shares)		387,000	551,000	89,000	184,000
Vested and expected to vest at the end of the year (in shares)		351,000	503,000
Exercisable at the end of the year (in shares)		82,000	72,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)		$ 28.85	$ 3.49	$ 3.45
Granted (in dollars per share)		0	32.68	0
Exercised (in dollars per share)		12.70	3.47	3.41
Cancelled/expired/forfeited (in dollars per share)		32.68	30.96	0
Outstanding at the end of the year (in dollars per share)		32.68	28.85	$ 3.49	$ 3.45
Vested and expected to vest at the end of the year (in dollars per share)		32.68	28.50
Exercisable at the end of the year (in dollars per share)		$ 32.68	$ 3.50
Weighted Average Remaining Contractual Life (In years)
Outstanding at the end of the year		5 years 7 months 6 days	5 years 9 months 18 days	8 months 12 days	1 year 6 months
Vested and expected to vest at the end of the year		5 years 7 months 6 days	5 years 8 months 12 days
Exercisable at the end of the year		5 years 7 months 6 days	2 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the year		$ 0	$ 6,683	$ 3,799	$ 10,089
Vested and expected to vest at the end of the year		0	6,294
Exercisable at the end of the year		$ 0	$ 2,707
Options | 2014 Plan
Number of shares available for issuance
Granted (in shares)		0	500,000	0
Options Outstanding
Granted (in shares)		0	500,000	0
Restricted share units
Aggregate Intrinsic Value
Expected weighted-average recognition period for unrecognized compensation cost		3 years 3 months 18 days
Restricted share units | 2014 Plan
Number of shares available for issuance
Restricted shares units granted (in shares)		5,800,000	2,500,000	2,400,000